SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Assumptions Used to Estimate Fair Value of Share Options) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member])
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	[1]	0.00%	[1]	0.00%	[1]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.4218%	[2]	0.4418%	[2]	0.5128%	[2]
Expected life (years)	3.42	[3]	3.55	[3]	3.41	[3]
Expected Volatility	44.65%	[4]	56.50%	[4]	67.01%	[4]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.7875%	[2]	0.596%	[2]	1.4348%	[2]
Expected life (years)	3.55	[3]	3.56	[3]	3.56	[3]
Expected Volatility	55.24%	[4]	66.08%	[4]	69.38%	[4]

[1]	The Company has no history or expectation of paying dividends on its ordinary shares.
[2]	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
[4]	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company's historical volatility for a period equivalent to the expected term preceding the grant date.